Segment Reporting	12 Months Ended
Dec. 31, 2018
Segments Reporting [Abstract]
Segment Reporting

Note 4 - Segment Reporting

The Group operates in four segments in the communications sector and every company in the Group operates in a separate business segment. The primary reporting format, by business segments, is based on the Group’s management and internal reporting structure.

Each company provides services in the segment in which it operates, using the property, plant and equipment and the infrastructure it owns (see also Note 26). The infrastructure of each company is used only for providing its services. Each of the companies in the Group is exposed to different risks and yield expectations, mainly with respect to the technology and competition in the segment in which it operates. Accordingly, the separable components in the Group are each company in the Group.

Based on the above, the business segments of the Group are as follows:

-	Bezeq - The Israel Telecommunication Corp. Ltd.: fixed line domestic communications

-	Pelephone Communications Ltd.: cellular communications

-	Bezeq International Ltd.: international communications, internet services and network end point

-	DBS Satellite Services (1998) Ltd.: multichannel television

The other companies in the Group are presented under the “Other” item. Other operations include call center services (Bezeq Online) and online shopping and classified ads (through Walla). These operations are not reported as reporting segments as they do not fulfill the quantitative thresholds.

Inter-segment pricing is set at the price determined in a transaction in the ordinary course of business.

The results, assets and liabilities of a segment include items directly attributable to that segment, as well as those that can be allocated on a reasonable basis. The results of the segments are presented net of the impairment losses described in Note 9. This is in accordance with the manner in which the Group’s chief operating decision maker evaluates the performance of the segment and makes decisions regarding the allocation of resources to the segment.

Segment capital expenditure is the total cost incurred during the period for acquisition of property, plant and equipment and intangible assets.

	Year ended December 31, 2016
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Revenue from external entities	4,063	2,587	1,478	1,745	198	-	10,071
Inter-segment revenues	320	43	70	-	20	(440)	13
Total revenue	4,383	2,630	1,548	1,745	218	(440)	10,084
Depreciation and amortization	717	380	137	296	16	615	2,161
Segment results- operating income (loss)	2,076	32	176	264	(34)	(653)	1,861
Finance income	30	52	5	13	4	29	133
Finance expenses	(475)	(6)	(15)	(539)	(2)	(71)	(1,108)
Total finance income (expense), net	(445)	46	(10)	(526)	2	(42)	(975)
Segment profit (loss) after finance expenses, net	1,631	78	166	(262)	(32)	(695)	886
Share in profit (loss) of equity-accounted investee	-	-	1	-	(5)	(1)	(5)
Segment profit (loss) before income tax	1,631	78	167	(262)	(37)	(696)	881
Income tax	399	17	42	(330)	-	314	442
Segment results - net profit (loss)	1,232	61	125	68	(37)	(1,010)	439
Additional information:
Segment assets	7,111	3,294	1,177	2,026	193	3,642	17,443
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	5	-	1	12	18
Segment liabilities	11,988	569	380	1,434	104	3,315	17,790
Investments in property, plant and equipment and intangible assets	828	277	126	227	13	-	1,471

	Year ended December 31, 2017
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Revenue from external entities	3,953	2,500	1,466	1,650	220	-	9,789
Inter-segment revenues	291	46	71	-	17	(425)	-
Total revenue	4,244	2,546	1,537	1,650	237	(425)	9,789
Depreciation and amortization	728	383	135	285	20	566	2,117
Segment results- operating income	1,971	72	174	163	(20)	(756)	1,604
Finance income	36	54	4	10	5	(34)	75
Finance expenses	(439)	(3)	(12)	(81)	-	(117)	(652)
Total finance income (expense), net	(403)	51	(8)	(71)	5	(151)	(577)
Segment profit (loss) after finance expenses, net	1,568	123	166	92	(15)	(907)	1,027
Share in profit (loss) of equity-accounted investee	-	-	-	-	(4)	(1)	(5)
Segment profit (loss) before income tax	1,568	123	166	92	(19)	(908)	1,022
Income tax	396	28	39	336	0	(452)	347
Segment results - net profit (loss)	1,172	95	127	(244)	(19)	(456)	675
Additional information:
Segment assets	9,086	3,271	1,199	1,502	174	2,655	17,887
Goodwill	-	-	6	-	10	2,921	2,937
Investment in equity-accounted investee	-	-	5	-	(6)	11	10
Segment liabilities	13,901	536	410	1,154	64	2,313	18,378
Investments in property, plant and equipment and intangible assets	851	331	169	237	19	-	1,607

	Year ended December 31, 2018
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Revenue from external entities	3,883	2,401	1,338	1,473	226	-	9,321
Inter-segment revenues	313	42	53	-	15	(423)	-
Total revenue	4,196	2,443	1,391	1,473	241	(423)	9,321
Depreciation and amortization	850	655	194	323	20	345	2,387
Segment results- operating income	1,224	(2)	116	(56)	(35)	(2,642)	(1,395)
Finance income	32	56	1	27	-	(22)	94
Finance expenses	(502)	(22)	(16)	(16)	-	(108)	(664)
Total finance income (expense), net	(470)	34	(15)	11	-	(130)	(570)
Segment profit (loss) after finance expenses, net	754	32	101	(45)	(35)	(2,772)	(1,965)
Share in profit (loss) of equity-accounted investee	-	-	1	-	(3)	(1)	(3)
Segment profit (loss) before income tax	754	32	102	(45)	(38)	(2,773)	(1,968)
Income tax	187	8	25	3	-	(282)	(59)
Segment results - net profit (loss)	567	24	77	(48)	(38)	(2,491)	(1,909)
Additional information:
Segment assets	8,896	4,124	1,332	1,606	157	1,110	17,225
Goodwill	-	-	6	-	-	2,274	2,280
Investment in equity-accounted investee	-	-	6	-	3	-	9
Segment liabilities	14,284	1,425	567	687	84	2,303	19,350
Investments in property, plant and equipment and	902	346	137	318	13	-	1,716

*	The results of the multi-channel television segment are presented net of the impairment loss set out in Note 9. The impairment losses in respect of the cellular communications, International communications and internet services, and multi-channel television are presented as part of the adjustments.

B.	Adjustments for segment reporting of revenue, profit or loss, assets and liabilities

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Revenue
Revenue from reporting segments	10,306	9,977	9,503
Revenue from other segments	218	237	241
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(440)	(425)	(423)
Consolidated revenue	10,084	9,789	9,321

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Profit or loss
Operating income for reporting segments	2,548	2,380	1,282
Financing expenses, net	(975)	(577)	(570)
Share in the losses of equity-accounted investees	(5)	(5)	(3)
Loss for operations classified in other Categories	(34)	(20)	(36)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(442)	(483)	(975)
Loss from impairment of assets (see Note 9)	-	-	(1,638)
Other adjustments	(211)	(273)	(28)
Consolidated profit (loss) before income tax	881	1,022	(1,968)

	December 31,
	2017	2018
	NIS	NIS

Assets
Assets from reporting segments	15,069	15,970
Assets attributable to operations in other categories	178	159
Goodwill not attributable to segment assets	2,921	2,274
Inter-segment assets	269	-
Loss from impairment of assets	-	(1,638)
Intangible assets resulting from the Bezeq PPA, net	1,678	1,477
PPA not attributable to reporting segment	-	1,166
Other adjustments	719	106

Consolidated assets	20,834	19,514

	December 31,
	2017	2018
	NIS	NIS

Liabilities
Liabilities from reporting segments	16,001	16,963
Liabilities attributable to operations in other categories	64	84
Inter-segment liabilities	(1,360)	(1,158)
Liabilities resulted from the Bezeq PPA, net	386	247
Liabilities attributable to a non-reportable segment	3,287	3,214

Consolidated liabilities	18,378	19,350